Loans Receivable (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable
Loans to officers and directors	$ 9,400,000	$ 9,200,000
New loans made to officers and directors	4,000,000	5,400,000
Net pay downs and repayments in aggregate on loans to officers and directors	3,800,000	5,100,000
Effect of changes in the composition of related parties	12,000	160,000
Amount of residential mortgages used to collateralize Federal Home Loan Bank advances	78,848,981	63,641,363
Analysis of the change in the allowance for loan losses
Balance at beginning of year	2,899,525	4,276,449	2,900,587
Loans charged off	(933,687)	(2,642,005)	(608,701)
Recoveries	70,019	215,081	334,563
Provision for loan losses	740,000	1,050,000	1,650,000
Balance at end of year	2,775,857	2,899,525	4,276,449
Commercial Loans
Analysis of the change in the allowance for loan losses
Balance at beginning of year	534,995	2,667,827	1,259,155
Loans charged off	(35,521)	(2,273,355)	(57,307)
Recoveries	787	55,628	135,990
Provision for loan losses	333,346	84,895	1,329,989
Balance at end of year	833,607	534,995	2,667,827
Commercial Real Estate
Analysis of the change in the allowance for loan losses
Balance at beginning of year	1,309,811	575,780	635,184
Loans charged off	(653,938)	(79,701)
Recoveries	1,985	5,134	6,609
Provision for loan losses	198,854	808,598	(66,013)
Balance at end of year	856,712	1,309,811	575,780
Consumer Loans
Analysis of the change in the allowance for loan losses
Balance at beginning of year	326,123	337,339	430,560
Loans charged off	(206,620)	(249,428)	(249,310)
Recoveries	63,821	150,513	190,515
Provision for loan losses	48,310	87,699	(34,426)
Balance at end of year	231,634	326,123	337,339
Home Equity
Analysis of the change in the allowance for loan losses
Balance at beginning of year	264,513	264,625	190,991
Loans charged off	(29,608)	(13,020)	(143,020)
Recoveries	1,217	3,738	1,449
Provision for loan losses	45,492	9,170	215,205
Balance at end of year	281,614	264,513	264,625
Residential Mortgages
Analysis of the change in the allowance for loan losses
Balance at beginning of year	464,083	430,878	384,697
Loans charged off	(8,000)	(26,501)	(159,064)
Recoveries	2,209	68
Provision for loan losses	113,998	59,638	205,245
Balance at end of year	$ 572,290	$ 464,083	$ 430,878